Submission	Sep. 28, 2026
Submission [Line Items]
Central Index Key	0001767042
Registrant Name	Kodiak Gas Services, Inc.
Form Type	S-3ASR
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES